Notes payable - Financing Agreement 2023 (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 316,627
Financing Agreement - 2023
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 300,000	300,000
Interest rate	13.00%
Gain (loss) on extinguishment of debt	$ 2,269
Number of days before repayment date	3 days
Maximum term of instruments	3 months
Multiplier percentage	0.50%
Interest expense		44,786
Amortization of debt discount		$ 6,184
Financing Agreement - 2023 | Interest rate for quarter ended December 31, 2020 | Minimum
Disclosure of detailed information about borrowings [line items]
Percentage of prepayment premium	0.00%
Financing Agreement - 2023 | Interest rate for quarter ended December 31, 2020 | Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of prepayment premium	3.00%
Financing Agreement - 2023 | Interest rate for all quarters in 2021 | Minimum
Disclosure of detailed information about borrowings [line items]
Percentage of prepayment premium	0.00%
Financing Agreement - 2023 | Interest rate for all quarters in 2021 | Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of prepayment premium	6.00%
Financing Agreement - 2023 | Interest rate for all quarters in 2022 | Minimum
Disclosure of detailed information about borrowings [line items]
Percentage of prepayment premium	0.00%
Financing Agreement - 2023 | Interest rate for all quarters in 2022 | Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of prepayment premium	8.00%
Financing Agreement - 2023 | Interest rate for quarters in 2023 through September 30, 2023 | Minimum
Disclosure of detailed information about borrowings [line items]
Percentage of prepayment premium	0.00%
Financing Agreement - 2023 | Interest rate for quarters in 2023 through September 30, 2023 | Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of prepayment premium	9.00%
Financing Agreement - 2023 | Debt prepayment between January 10, 2022 and January 9, 2023
Disclosure of detailed information about borrowings [line items]
Percentage of prepayment premium	6.50%
Financing Agreement - 2023 | Debt prepayment between January 10, 2023 and October 14, 2023
Disclosure of detailed information about borrowings [line items]
Percentage of prepayment premium	3.25%